Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Share Options Granted
2012

Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7
Risk-free rate	1.37%

Stock Option Activity
A summary of option activity under the Plans as of December 31, 2012 and 2011, and changes during the years then ended, is presented below:

	2012
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	4,504	$13.98
Granted	104,035	15.65
Exercised	(1,201)	13.98
Forfeited or expired	—	—

Outstanding, end of year	107,338	$15.60	9.25	$187,991

Exercisable, end of year	3,303	$13.98	1.50	$11,131

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	33,382	$10.52
Exercised	(21,661)	9.98
Forfeited or expired	(7,217)	9.98

Outstanding, end of year	4,504	$13.98	2.50	$—

Exercisable, end of year	4,504	$13.98	2.50	$—

Status of Company's Nonvested Shares
A summary of the status of the Company’s nonvested shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	—	$—
Granted	104,035	15.65
Vested	—	—
Forfeited	—	—

Nonvested, end of year	104,035	$15.65